Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule Of Recognized Identified Assets Acquired And Payment Methods Of Consideration Transferred [Table Text Block]
Total consideration consisted 388,199 ordinary shares for $4,000 in our stock and $5,301 in cash financed in part by a 15-year, $3,920 term loan that we secured to acquire the facilities.

Fair value considerations
Assets Acquired
Land	$1,952
Buildings	3,215
Other Assets	4,134
Total	9,301
Payment method
Financial Obligations	3,920
Common Stock	4,000
Cash	1,381
Total	$9,301